EQUITY - Provisions of the Telecom Ordinary and Extraordinary Shareholders' meeting (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Retained earnings
Equity
Absorption of retained earnings balances to (from) reserves	$ 8,378	$ 6,633,713,897
Voluntary reserve for capital investments
Equity
Absorption of retained earnings balances to (from) reserves	2,439	1,931,029,240
Voluntary reserve for capital investments | Expressed in current currency as measured on April 30, 2020
Equity
Absorption of retained earnings balances to (from) reserves	4,473	3,541,443,368
Facultative Reserve to maintain the capital investments level and the current level of solvency
Equity
Absorption of retained earnings balances to (from) reserves	(5,939)	4,702,684,657
Contributed Surplus
Equity
Absorption of retained earnings balances to (from) reserves	$ 13,751	$ 10,887,950,778